Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued service fees	[1]	¥ 2,085		¥ 2,034
Payables to employees		6		13
Accrued payroll and welfare		676		807
Other tax payables	[2]	25,470		12,932
Deposit payables		155		155
Payables for equipment	[3]	1,859		2,929
Others	[4]	178		268
Total accrued expenses and other current liabilities		¥ 30,429	$ 4,248	¥ 19,138

[1]	Accrued service fees represent service fees mainly includes professional services expenses, information technology service expenses and other expenses related to the daily operation.
[2]	Other tax payable mainly includes accrued output VAT payable.
[3]	Equipment-related accounts payable primarily cover operation and maintenance costs and service charges.
[4]	Others mainly including daily reimbursement expenses.